UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed McConnell
Title:   Chief Compliance Officer
Phone:   770.514.1617

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         07-27-2010
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $232,199 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class

Greenhaven Cont Commodity	ETF	395258106	2635	105685	SH		Sole				105685
Ishares Barclays 3-7 yr Treas	ETF	464288661	3291	28534	SH		Sole				28534
Ishares Barclays Agg Bond	ETF	464287226	14661	136700	SH		Sole				136700
Ishares Barclays Int Corp	ETF	464288638	3283	31177	SH		Sole				31177
Ishares Barclays TIPS		ETF	464287176	8350	78102	SH		Sole				78102
Ishares Coh & Strs Realty 	ETF	464287564	4466	81337	SH		Sole				81337
Ishares Diversified Alt		ETF	464294107	11392	228985	SH		Sole				228985
Ishares DJ US Real Estate	ETF	464287739	3209	67979	SH		Sole				67979
Ishares FTSE EPRA/NAREIT	ETF	464288489	1614	64370	SH		Sole				64370
Ishares MSCI EAFE Indx		ETF	464287465	2529	54383	SH		Sole				54383
Ishares Russell 1000		ETF	464287622	1761	30816	SH		Sole				30816
Ishares Russell 3000		ETF	464287689	2506	41035	SH		Sole				41035
Ishares S&P 100			ETF	464287101	829	17686	SH		Sole				17686
Ishares S&P Citygroup Int'l Tr	ETF	464288117	5447	56803	SH		Sole				56803
Ishares S&P GSCI Comm Indx	ETF	46428R107	1400	50369	SH		Sole				50369
Ishares S&P Nat'l AMT-Free	ETF	464288414	304	2919	SH		Sole				2919
Ishares S&P U. S. Preferred St	ETF	464288687	1151	31054	SH		Sole				31054
PowerShares DB G10 Crncy	ETF	73935Y102	29007	1331199	SH		Sole				1331199
PowerShares Dynamic Dev. Int'l	ETF	73936T805	374	27395	SH		Sole				27395
PowerShares Dynamic Market Por	ETF	73935X104	406	11595	SH		Sole				11595
PowerShares FTSE RAFI Intl Em	ETF	73936T763	4207	204805	SH		Sole				204805
PowerShares FTSE RAFI US 1000	ETF	73935X583	6240	137116	SH		Sole				137116
PowerShares Preferred Port	ETF	73936T565	2827	208357	SH		Sole				208357
PowerShares S&P 500 Buy Wr	ETF	73936G308	15184	786739	SH		Sole				786739
Powershares DB Cmdty Indx 	ETF	73935S105	18003	834609	SH		Sole				834609
Powershares FTSE RAFI Dev Mkt	ETF	73936T789	5245	166655	SH		Sole				166655
Powershares FTSE RAFI Dev Mkt	ETF	73936T771	2365	122849	SH		Sole				122849
Powershares FTSE RAFI US 1500 	ETF	73935X567	2730	54782	SH		Sole				54782
Powershares Zachs Small Cap	ETF	73935X674	126	7288	SH		Sole				7288
Proshares CS 130/30		ETF	74347R248	253	5385	SH		Sole				5385
Proshares Short S&P 500		ETF	74347R503	7319	133049	SH		Sole				133049
S&P Short Term Nat'l AMT-Free	ETF	464288158	303	2868	SH		Sole				2868
SPDR Barclays Capital TIPS	ETF	78464A656	8355	158338	SH		Sole				158338
SPDR Barclays Intl Treas Bd	ETF	78464A516	10084	187606	SH		Sole				187606
SPDR Barclays Municipal Bond	ETF	78464A458	324	14144	SH		Sole				14144
SPDR DJ Int'l Real Estate	ETF	78463X863	2745	88072	SH		Sole				88072
SPDR S&P 500			ETF	78462F103	7160	69365	SH		Sole				69365
Spdr Series TRUST		ETF	78464A425	323	13405	SH		Sole				13405
Vanguard Bond Index Fund	ETF	921937835	13518	166115	SH		Sole				166115
Vanguard REIT			ETF	922908553	820	17645	SH		Sole				17645
WisdomTree DIEFA Int'l Fd	ETF	97717W703	6719	175975	SH		Sole				175975
WisdomTree Emerging Fixed Cur	ETF	97717W133	6262	294562	SH		Sole				294562
WisdomTree Emerging Mkt Equity	ETF	97717W315	3871	84921	SH		Sole				84921
WisdomTree Int'l Real Estate	ETF	97717W331	3618	155652	SH		Sole				155652
WisdomTree Int'l Sm Cap Div	ETF	97717W760	2237	54845	SH		Sole				54845
WisdomTree SmallCap Earnings 	ETF	97717W562	2746	67316	SH		Sole				67316